Unaudited Interim Consolidated Statements of Partners' Equity - USD ($) $ in Thousands	Series A Preferred	Series B Preferred	Common	General Partner	Total
Balance at the beginning at Dec. 31, 2023	$ 73,216	$ 53,498	$ 321,424	$ 102	$ 448,240
Balance at the beginning (shares) at Dec. 31, 2023	3,000,000	2,200,000	36,802,247	35,526
Net income	$ 3,375	$ 3,116	$ 15,951	$ 16	22,458
Distributions declared and paid (preferred units) (Note 8)	(3,375)	(3,116)			(6,491)
Balance at the end at Jun. 30, 2024	$ 73,216	$ 53,498	$ 337,375	$ 118	464,207
Balance at the end (shares) at Jun. 30, 2024	3,000,000	2,200,000	36,802,247	35,526
Balance at the beginning at Dec. 31, 2024	$ 73,216	$ 53,498	$ 357,949	$ 138	484,801
Balance at the beginning (shares) at Dec. 31, 2024	3,000,000	2,200,000	36,747,129	35,526
Net income	$ 3,375	$ 2,936	$ 20,949	$ 19	27,279
Repurchase of common units (Note 8)			$ (789)		(789)
Repurchase of common units (Note 8) (shares)			(216,185)
Distributions declared and paid (preferred units) (Note 8)	(3,375)	(2,843)			(6,218)
Distributions declared and not paid (preferred units) (Note 8)		$ (93)			(93)
Distributions declared and paid (common units) (Note 8)			$ (3,591)		(3,591)
Distributions declared and paid (General Partner units) (Note 8)				(2)	(2)
Redemption of Series B Preferred Units (Note 8) (Shares)		(2,200,000)
Redemption of Series B Preferred Units (Note 8)		$ (53,498)			(53,498)
Deemed dividend on Redemption of Series B Preferred Units (Note 8)			(2,031)		(2,031)
Balance at the end at Jun. 30, 2025	$ 73,216		$ 372,487	$ 155	$ 445,858
Balance at the end (shares) at Jun. 30, 2025	3,000,000		36,530,944	35,526